CASH AND BORROWINGS - Borrowings are repayable (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Bank loans	$ 303
Bank overdrafts	2	$ 6	$ 5
Corporate bond	1,550	1,510
Private Placement Notes	1,030	1,160
Lease liabilities	210	210
Total borrowings	3,095	2,886
Lease liabilities, discounted amount	199	196
In one year
Disclosure of detailed information about borrowings [line items]
Bank loans	303
Bank overdrafts	2	6
Private Placement Notes	405	105
Lease liabilities	55	49
Total borrowings	765	160
Between one and two years
Disclosure of detailed information about borrowings [line items]
Private Placement Notes		430
Lease liabilities	44	42
Total borrowings	44	472
Between two and three years
Disclosure of detailed information about borrowings [line items]
Private Placement Notes	75
Lease liabilities	33	32
Total borrowings	108	32
Between three and four years
Disclosure of detailed information about borrowings [line items]
Private Placement Notes	140	75
Lease liabilities	25	24
Total borrowings	165	99
Between four and five years
Disclosure of detailed information about borrowings [line items]
Private Placement Notes	60	140
Lease liabilities	18	18
Total borrowings	78	158
After five years
Disclosure of detailed information about borrowings [line items]
Corporate bond	1,550	1,510
Private Placement Notes	350	410
Lease liabilities	35	45
Total borrowings	$ 1,935	$ 1,965